Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	4.95
Maximum Aggregate Offering Price	$ 7,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,025.39
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the Interlink Electronics, Inc. 2026 Omnibus Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of our outstanding Common Stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $4.95, the average of the high and low price of the registrant's common stock on June 5, 2026, as reported on the Nasdaq Capital Market.